Other Financial Assets - Disclosure Of Maximum Risk To Credit Exposure By Geographies (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	$ 192	$ 156
Americas [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	99	54
EMEAA [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	56	62
Greater China [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	$ 37	$ 40